DERIVATIVES - Derivatives by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	$ 907	$ (7,149)	$ (1,722)
Net investment income (loss)	3,315	3,846	3,477
Interest credited to policyholders’ account balances	(1,410)	(1,219)	(1,222)
Designated for Hedge Accounting | Cash Flow Hedge
Derivatives, Fair Value [Line Items]
Notional Amount	2,386	1,876
Derivative Assets	99	7
Derivative Liabilities	379	437
Net derivative gains (losses)	(67)	(71)	(9)
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
Amount reclassified from AOCI to income	230	(82)	(87)
Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	71,455	80,365
Derivative Assets	8,045	12,351
Derivative Liabilities	8,113	11,293
Net derivative gains (losses)	(1,981)	(3,337)	1,861
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Currency swaps | Designated for Hedge Accounting | Cash Flow Hedge
Derivatives, Fair Value [Line Items]
Notional Amount	1,431	921
Derivative Assets	99	7
Derivative Liabilities	85	42
Net derivative gains (losses)	19	(2)	0
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
Amount reclassified from AOCI to income	24	5	0
Currency swaps | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	397	541
Derivative Assets	4	1
Derivative Liabilities	13	0
Net derivative gains (losses)	10	3	(4)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Swaps | Designated for Hedge Accounting | Cash Flow Hedge
Derivatives, Fair Value [Line Items]
Notional Amount	955	955
Derivative Assets	0	0
Derivative Liabilities	294	395
Net derivative gains (losses)	(86)	(69)	(9)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	206	(87)	(87)
Swaps | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	1,515	1,889
Derivative Assets	0	0
Derivative Liabilities	166	46
Net derivative gains (losses)	(492)	(2,317)	2,832
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Futures | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	5,151	2,640
Derivative Assets	2	0
Derivative Liabilities	0	1
Net derivative gains (losses)	285	(567)	(1,011)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Swaps | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	11,188	13,378
Derivative Assets	39	6
Derivative Liabilities	9	4
Net derivative gains (losses)	2,644	(3,614)	(3,368)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Options | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	40,122	48,489
Derivative Assets	7,583	12,024
Derivative Liabilities	3,412	5,065
Net derivative gains (losses)	(2,750)	3,886	1,663
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Futures | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	12,693	12,575
Derivative Assets	0	0
Derivative Liabilities	0	0
Net derivative gains (losses)	(1,688)	(728)	1,740
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Swaptions | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	0	0	9
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Credit default swaps | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	327	774
Derivative Assets	18	9
Derivative Liabilities	9	10
Net derivative gains (losses)	7	(2)	0
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Currency forwards | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	62	79
Derivative Assets	31	8
Derivative Liabilities	32	7
Net derivative gains (losses)	3	2	0
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Margin | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	226	125
Derivative Liabilities	0	0
Collateral | Not Designated for Hedge Accounting
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	142	178
Derivative Liabilities	4,472	6,160
GMIB Reinsurance Contracts
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			417
Interest credited to policyholders’ account balances			0
Amount reclassified from AOCI to income			0
GMxB Derivative Features’ Liability
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)			(2,253)
Interest credited to policyholders’ account balances			0
Amount reclassified from AOCI to income			0
SCS, SIO, MSO and IUL Indexed Features
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	4,164	6,773
Net derivative gains (losses)	2,955	(3,835)	(1,738)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Embedded derivatives
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	4,164	6,773
Net derivative gains (losses)	2,955	(3,835)	(3,574)
Net investment income (loss)	0
Interest credited to policyholders’ account balances	0	0	0
Amount reclassified from AOCI to income	0	0	0
Derivative instruments including embedded derivative
Derivatives, Fair Value [Line Items]
Notional Amount	73,841	82,241
Derivative Assets	8,144	12,358
Derivative Liabilities	12,656	18,503
Net derivative gains (losses)	907	(7,243)	(1,722)
Net investment income (loss)	7
Interest credited to policyholders’ account balances	(4)	(45)	0
Amount reclassified from AOCI to income	$ 230	$ (82)	$ (87)